Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	REXX
Entity Registrant Name	REX ENERGY CORP
Entity Central Index Key	0001397516